Net loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net loss per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year ended December 31,
	2022	2021	2020
Numerator:
Net loss	$3,688,346	$824,224	$640,343
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	7,528,038	3,464,470	2,483,988

Net loss per share Basic and diluted	$0.49	$0.24	$0.26

Schedule of computation of diluted net loss per share
	Year ended December 31,
	2022	2021	2020
Options to purchase ordinary shares	205,269	-	-
Warrants	5,001,432	379,772	-
Total potentially dilutive securities	5,206,700	379,772	-